Concentrations of credit risk	3 Months Ended
Mar. 31, 2023
Concentrations Of Credit Risk
Concentrations of credit risk

16. Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and accounts receivable. The Company places its cash with high quality financial institutions and limits the amount of credit exposure with any one institution.

The Company currently maintains a substantial portion of its day-to-day operating cash balances at financial institutions. At March 31, 2023, the Company had total cash and cash equivalents balances of $2,304,757 (December 31, 2022 - $2,363,530) at financial institutions, where $2,020,841 (December 31, 2022 - $2,150,761) is in excess of federally insured limits.

The Company has concentrations of credit risk with respect to accounts receivable, the majority of its accounts receivable are concentrated geographically in the United States amongst a small number of customers.

As of March 31, 2023, the Company had three customers, totaling $1,249,046, $514,871, and $403,137 who accounted for greater than 10% of the total accounts receivable. As of December 31, 2022, the Company had three customers, totaling $1,921,602, $1,061,177, and $920,736 respectively who accounted for greater than 10% of the total accounts receivable.

The Company controls credit risk through monitoring procedures and receiving prepayments of cash for services rendered. The Company performs credit evaluations of its customers but generally does not require collateral to secure accounts receivable.